

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Andover Capital Advisors LP
Address:   300 Brickstone Square  Suite 1004
           Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Kobelski
Title:   Chief Financial Officer
Phone:   978-623-3512

Signature, Place, and Date of Signing:


/s/ Brian Kobelski   Andover, Massachusetts   May 15, 2008
------------------   ----------------------   ------------
    [Signature]           [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            41

Form 13F Information Table Value Total:       $64,611
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           Andover Capital Advisors LP
                                13F SEC Appraisal
                                    3/31/2008

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
Item 1:                         Item 2:      Item 3:     Item 4:          Item 5:             Item 6:      Item 7:      Item 8:
                                                                                             Investment
                                                                                             Discretion             Voting Authority
                                                                                         -----------------         -----------------
                                                      Market Value   Shrs Or  Shrs/ Put/ Sole Shared Other Others  Sole Shared Other
           Security          Security Type    Cusip      (x1000)   Prn Amount  PRN  Call  (A)   (B)   (C)  Manager  (A)   (B)   (C)
---------------------------- -------------- --------- ------------ ---------- ----- ---- ---- ------ ----- ------- ---- ------ -----
AES Corp/The                 Common Stock   00130H105          948     56,853 Shrs         X                         X
AFC Enterprises              Common Stock   00104Q107          652     72,538 Shrs         X                         X
American Financial Group
Inc/OH                       Common Stock   025932104          363     14,213 Shrs         X                         X
Ameristar Casinos Inc        Common Stock   03070Q101          360     19,741 Shrs         X                         X
Anadarko Petroleum Corp      Common Stock   032511107          358      5,685 Shrs         X                         X
Ashford Hospitality
Trust Inc                    Common Stock   044103109          286     50,372 Shrs         X                         X
CompuCredit Corp             Common Stock   20478N100          252     28,426 Shrs         X                         X
DISH Network corp            CLA            25470M109       14,109    491,094 Shrs         X                         X
DaVita Inc                   Common Stock   23918K108        1,168     24,447 Shrs         X                         X
EXCO Resources Inc           Common Stock   269279402        1,332     72,000 Shrs         X                         X
Eaton Vance Senior Income
Trust                        SH BEN INT     27826S103          146     22,571 Shrs         X                         X
EchoStar Corp                CLA            278768106        5,465    185,000 Shrs         X                         X
Famous Dave's Of America Inc Common Stock   307068106          614     64,393 Shrs         X                         X
Floating Rate Income
Strategies Fund Inc          Common Stock   09255X100          327     22,784 Shrs         X                         X
Full House Resorts Inc       Common Stock   359678109          874    546,200 Shrs         X                         X
Gastar Exploration Ltd       Common Stock   367299104          579    445,000 Shrs         X                         X
Genesis Energy LP            Unit           371927104          509     27,026 Shrs         X                         X
Hertz Global Holdings Inc    Common Stock   42805T105          137     11,371 Shrs         X                         X
Interstate Hotels & Resorts
Inc                          Common Stock   46088S106        1,508    315,535 Shrs         X                         X
Isle of Capri Casinos Inc    Common Stock   464592104        2,345    328,014 Shrs         X                         X
Lakes Entertainment Inc      Common Stock   51206P109          822    186,000 Shrs         X                         X
Lodgenet Interactive Corp    Common Stock   540211109        1,157    190,000 Shrs         X                         X
MTR Gaming Group Inc         Common Stock   553769100        3,684    526,249 Shrs         X                         X
NewStar Financial Inc        Common Stock   65251F105        1,140    220,000 Shrs         X                         X
Newfield Exploration Co      Common Stock   651290108        4,296     81,281 Shrs         X                         X
PetroHawk Energy Corp        Common Stock   716495106          573     28,426 Shrs         X                         X
RTI Biologics Inc            Common Stock   74975N105          349     36,954 Shrs         X                         X
Select Comfort Corp          Common Stock   81616X103          839    233,098 Shrs         X                         X
Speedway Motorsports Inc     Common Stock   847788106          356     14,213 Shrs         X                         X
Staar Surgical Co            Com Par $.01   852312305          722    280,000 Shrs         X                         X
Magna Entertainment Corp     Note 8.55% 6/1 559211AD9          814  1,500,000 PRN          X                         X
Isle of Capri Casinos        Common Stock   464592104          188     26,300 call         X                         X
Isle of Capri Casinos        Common Stock   464592104          965    135,000 call         X                         X
Isle of Capri Casinos        Common Stock   464592104        1,291    180,500 call         X                         X
Isle of Capri Casinos        Common Stock   464592104          654     91,500 call         X                         X
Isle of Capri Casinos        Common Stock   464592104        1,291    180,600 call         X                         X
Isle of Capri Casinos        Common Stock   464592104          338     47,300 call         X                         X
United States NATL Gas Fund  Unit           912318102        4,850    100,000 Put          X                         X
United States NATL Gas Fund  Unit           912318102        1,455     30,000 Put          X                         X
United States NATL Gas Fund  Unit           912318102        2,425     50,000 Put          X                         X
United States Oil Fund LP    Units          91232N108        4,068     50,000 Put          X                         X